Income Taxes (Details 5) - Non Capital Loss [member] - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Non Capital Losses Expires [Line Items]
Expires 2025	$ 422	$ 426
Expires 2026	804	829
Expires 2027	717	719
Expires 2028	480	480
Expires 2029	2,731	2,732
Expires 2030	2,102	3,120
Expires 2031	1,391	3,439
Expires 2032	4,755	6,432
Expires 2033	9,292	10,297
Expires 2034	10,359	10,264
Expires 2035	14,208	15,609
Expires 2036	25,575	28,528
Expires 2037	27,374	31,963
Expires 2038	27,650	31,264
Expires 2039	20,109	25,580
Expires 2040	16,371	13,708
Expires 2041	24,493	20,816
Expires 2042	32,595	32,773
Expires 2043	17,659	21,823
Expires 2044	17,561	0
Total	$ 256,648	$ 260,802